Equity (Details) - Schedule of Other Comprehensive Income from Available for Sale Investments and Cash Flow Hedges - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt instruments at FVOCI
As of beginning of period	$ (89,748)	$ (109,392)	$ (112,223)
Gain (losses) on the re-measurement of debt instruments at FVOCI, before tax	67,968	145,257	23,004
Recycling from other comprehensive income to income for the year	0	0	0
Net realized gains	(45,381)	(125,613)	(20,173)
Subtotals	22,587	19,644	2,831
As of end of period	(67,161)	(89,748)	(109,392)
Cash flow hedges
As of beginning of period	84,416	(118,838)	(373,581)
Gains (losses) on the re-measurement of cash flow hedges, before tax	(126,880)	243,366	298,029
Recycling adjustments on cash flow hedges, before tax	(35,337)	(40,112)	(43,286)
Amounts removed from equity and included in carrying amount of non-financial asset (liability) which acquisition or incurrence was hedged as a highly probable transaction	0	0	0
Subtotals	(162,217)	203,254	254,743
As of end of period	(77,801)	84,416	(118,838)
Other comprehensive income, before taxes	(144,962)	(5,332)	(228,230)
Income tax related to other comprehensive income components
Income tax relating to debt instruments at FVOCI	18,133	24,231	29,536
Income tax relating to cash flow hedges	21,006	(22,792)	32,086
Total	39,139	1,439	61,622
Other comprehensive income, net of tax	(105,823)	(3,893)	(166,608)
Shareholders of the Bank	(107,174)	(5,242)	(167,147)
Non-controlling interest	$ 1,351	$ 1,349	$ 539